EMPLOYEE BENEFIT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Employee Benefits Liabilities

	As of December 31,
	2024			2023
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,514	5,784	7,298	1,120	5,891	7,011
Long service leave	664	124	788	719	106	825
Total	2,178	5,908	8,086	1,839	5,997	7,836

Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2024	2023	2022
	US$’000	US$’000	US$’000
Current service cost	438	442	447
Past service cost	—	—	48
Interest cost on benefit obligation	178	191	154
Net benefit cost	616	633	649

	For the year ended December 31,
Other comprehensive income	2024	2023	2022
	US$’000	US$’000	US$’000
Actuarial loss / (gain) – experience	79	(195)	(263)
Actuarial (gain) / loss – demographic assumption	—	(89)	74
Actuarial loss / (gain) – financial assumption	311	(1,601)	(543)
Actuarial loss / (gain)	390	(1,885)	(732)

	For the year ended December 31,
Change in the defined obligation	2024	2023	2022
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	7,011	8,896	9,854
Current service cost	438	442	447
Past service cost	—	—	48
Interest cost on benefit obligation	178	191	154
Benefits paid directly by our Company	(733)	(701)	(653)
Actuarial gain in other comprehensive income	390	(1,885)	(732)
Exchange differences	14	68	(222)
Defined benefit obligation at December 31	7,298	7,011	8,896

Disclosure Of Actuarial Assumptions For Defined Benefit Obligations Explanatory
The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
	%	%
Discount rate	2.0-4.0	2.4-4.7
Rate of salary increase	3.0~6.5	3.0~6.0
Pre-retirement mortality	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.
*TMO represented as Thailand Mortality Ordinary Tables

Maturity Profile of Defined Benefit Obligation
The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2024	2023
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,475	1,120
Between 2 and 5 years	2,711	2,856
Between 6 and 10 years	2,867	3,037
Total expected payments	7,053	7,013

Weighted average duration of defined benefit obligation	10 ~ 14 years	9 ~ 14 years

Sensitivity Analysis of One-percentage Point Change in Assumed Rates
A one-percentage point change in the assumed rates would have yielded the following effects:

	2024	2023
	US$’000	US$’000
Discount rate – 1% increase	(544)	(552)
Discount rate – 1% decrease	474	482
Rate of salary increase – 1% increase	521	483
Rate of salary increase – 1% decrease	(588)	(543)